Share-based Payments - Summary of Share Options and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2022 shares £ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of shares, Outstanding, Beginning balance | shares	10,803,066	7,724,791	5,298,840
Number of shares, Granted | shares	1,497,013	4,329,913	2,665,639
Number of shares, Forfeited | shares	(207,833)	(193,949)	(192,750)
Number of shares, Lapsed | shares	(151,350)	(42,750)	(14,438)
Number of shares, Exercised | shares	(219,220)	(1,014,939)	(32,500)
Number of shares, Outstanding, Ending balance | shares	11,721,676	10,803,066	7,724,791
Number of shares, Vested and exercisable, Ending balance | shares	5,686,556	4,138,803	4,176,281
Weighted average exercise price per share, Outstanding, Beginning balance | £ / shares	£ 3.32	£ 3.78	£ 3.91
Weighted average exercise price per share, Granted | £ / shares	0.39	1.91	4.03
Weighted average exercise price per share, Forfeited | £ / shares	2.83	5.26	10.89
Weighted average exercise price per share, Lapsed | £ / shares	8.40	11.21	7.42
Weighted average exercise price per share, Exercised | £ / shares	0.30	0.20	0.45
Weighted average exercise price per share, Outstanding, Ending balance | £ / shares	2.94	3.32	3.78
Weighted average exercise price per share, Vested and exercisable, Ending balance | £ / shares	£ 3.63	£ 3.51	£ 2.07